Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 21 — Subsequent Events

April 2025 Offering

On April 4, 2025, the Company entered into a securities purchase agreement (the “2025 Securities Purchase Agreement”) with an institutional accredited investor. Pursuant to the 2025 Securities Purchase Agreement, on April 7, 2025 the Company issued 3,850,000 shares of Class A common stock and a pre-funded warrant to purchase up to 1,026,860 shares of Class A Common Stock in a registered direct offering priced at-the-market under Nasdaq rules (the “Registered Direct Offering”). The public offering price for each share was $0.8202 and the public offering price for each pre-funded warrant was $0.8201. In addition, in a concurrent private placement (together with the Registered Direct Offering, the “April 2025 Offering”), the Company issued unregistered common stock warrants (the “Common Warrants”) to purchase up to 4,876,860 shares of the Company’s Class A Common Stock. The pre-funded warrant has an exercise price of $0.0001 per share, is exercisable immediately and may be exercised at any time. The Common Warrants have an exercise price of $0.8202, are exercisable upon receipt of stockholder approval of the issuance of the shares of Class A Common Stock underlying the Common Warrants and will expire five years after such stockholder approval. The net proceeds to the Company from the April 2025 Offering were $3,645, after payment of the placement agent’s fees and expenses. The Company intends to use the net proceeds from the April 2025 Offering for working capital and other general corporate purposes.

In connection with the April 2025 Offering, the Company also amended the outstanding Series A Warrants and Series B Warrants (issued in July 2024) to purchase up to an aggregate of 5,755,396 shares of Class A Common Stock, to reduce the exercise price from $1.39 per share to $0.8202 per share. The Company also extended the term of the Series B warrants from January 3, 2026 to April 3, 2026. The term of the Series A Warrants remains unchanged and will expire on January 3, 2030. The PIPE Common Warrants are exercisable beginning on the effective date of stockholder approval of the issuance of the shares of Class A Common Stock upon exercise of the PIPE Common Warrants at the exercise price of $0.8202.

The Company also paid the placement agent fees and totaling $355 and issued the placement agent warrants to purchase an aggregate of 682,760 shares of Class A Common Stock. These warrants have an exercise price of $0.8202 per share, become exercisable upon stockholder approval, will expire on April 4, 2030 and are not transferable prior to October 1, 2025.

Note 21 - Subsequent Events

In December 2024, the Company entered into a $200 short-term loan agreement with an unrelated financing company.

Also in December 2024, the Company entered into an agreement for the purchase and sale of future receipts with an unrelated buyer pursuant to which the Company agreed to sell to the buyer certain future trade receipts in the aggregate amount of $710 (the “Future Receipts Purchased Amount”) for net proceeds to the Company of $480. Under the agreement, the Company granted the buyer a security interest in all of the Company’s present and future accounts receivable in an amount not to exceed the Future Receipts Purchased Amount. The Future Receipts Purchased Amount shall be repaid by the Company in weekly installments ranging from $9 to $22, payable through September 2025.